Staff Cost - Schedule of Weighted Average Exercise Price and Weighted Remaining Contractual Life for Outstanding Warrants (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) mo	Dec. 31, 2017 mo	Dec. 31, 2016 mo
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Warrants, Outstanding	5,611,629
Weighted Average Exercise, Outstanding | €	€ 29.03
Weighted Average Life, Granted | mo	96	112	109
Granted in 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2012
Number of Warrants, Granted	532,011
Weighted Average Exercise, Granted | €	€ 8.00
Weighted Average Life, Granted | mo	56
Granted in 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2013
Number of Warrants, Granted	83,738
Weighted Average Exercise, Granted | €	€ 8.00
Weighted Average Life, Granted | mo	56
Granted in 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2014
Number of Warrants, Granted	314,997
Weighted Average Exercise, Granted | €	€ 6.78
Weighted Average Life, Granted | mo	59
Granted in 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2015
Number of Warrants, Granted	815,895
Weighted Average Exercise, Granted | €	€ 15.67
Weighted Average Life, Granted | mo	83
Granted in 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2016
Number of Warrants, Granted	1,067,469
Weighted Average Exercise, Granted | €	€ 17.89
Weighted Average Life, Granted | mo	93
Granted in 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2017
Number of Warrants, Granted	1,164,144
Weighted Average Exercise, Granted | €	€ 30.15
Weighted Average Life, Granted | mo	106
Granted in 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2018
Number of Warrants, Granted	1,633,375
Weighted Average Exercise, Granted | €	€ 54.43
Weighted Average Life, Granted | mo	118